Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks and distribution rights	$ 125,194	$ 120,288
Finite lived intangible assets:
Accumulated amortization	(38,332)	(33,437)
Finite lived intangible assets, net	35,871	38,276
Intangible assets, net	161,065	158,564
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	$ 73,053	70,194
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	15 years
Trade Name
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	1,150
Non-compete Agreements
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets		$ 369